Deferred Tax Assets	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Deferred Tax Assets [Abstract]
DEFERRED TAX ASSETS
Note 3 – DEFERRED TAX ASSETS

As of September 30, 2013 and June 30, 2013, the Company had deferred tax assets of $1,702,790 and $1,707,627 respectively. The Company had approximately $5,694,583 as of September 30, 2013 and $5,692,050 as of June 30, 2013 in net operating loss (“NOL”) carry forward available to offset future taxable income in Australia. The NOLs can be carried forward without expiration in Australia.

The deferred tax asset as of September 30, 2013 and June 30, 2013 consists of the tax benefit of the NOL carryforward. Management believes that all NOLs will be utilized in the near future and therefore no allowance was provided. Accordingly, the company as of September 30, 2013 and June 30, 2013 has deferred tax asset of:

	9/30/2013	6/30/2013
Current deferred tax assets	$186,180	$718,767
Non current deferred tax assets	1,516,610	988,860
Deferred tax assets	$1,702,790	$1,707,627

Note 4 – DEFERRED TAX ASSETS

As of June 30, 2013 and 2012, the Company had deferred tax assets of $1,707,627 and $2,473,094 respectively. The Company had approximately $6,232,409 as of June 30, 2013 and $8,114,625 as of June 30, 2012 in net operating loss (“NOL”) carry forward available to offset future taxable income in Australia. The NOLs can be carried forward without expiration in Australia.

The deferred tax asset as of June 30, 2013 and 2012 consists of the tax benefit of the NOL carry forward. Management believes that all NOLs will be utilized in the near future and therefore no allowance was provided. Accordingly, the company as of June 30, 2013 and 2012 has deferred tax asset of:

	2013	2012

Current deferred tax assets	$718,767	$317,850
Non current deferred tax assets	988,860	2,155,244
Deferred tax assets	$1,707,627	$2,473,094